J.P. MORGAN FUNDS

JPMorgan Research Market Neutral Fund

JPMorgan Research Equity Long/Short Fund

JPMorgan Market Neutral Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 18, 2014

to the Statements of Additional Information dated February 28, 2013, as supplemented

The information in each Statement of Additional Information under the headings “Portfolio Manager — Portfolio Manager’s Other Accounts Managed” and “Portfolio Manager — Portfolio Manager’s Ownership of Securities” with respect to each Fund’s Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on performance of the accounts that are managed by each portfolio manager as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Research Market Neutral Fund
Terence Chen	11	3,125,816	1	339,190	2	459,082
Raffaele Zingone*	9	4,492,102	4	1,024,881	9	4,647,892
Steven Lee*	0	0	0	0	0	0
Research Equity Long/Short Fund
Terance Chen	11	3,832,632	1	339,190	2	459,082
Raffaele Zingone*	9	4,492,102	4	1,024,881	9	4,647,892
Steven Lee*	0	0	0	0	0	0
Market Neutral Fund
Terance Chen*	8	2,152,155	3	529,669	1	21,132
Raffaele Zingone*	9	4,492,102	4	1,024,881	9	4,647,892
Steven Lee*	0	0	0	0	0	0

*	As of 10/31/13.

SUP-SAI-SPEC-PM-214

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Research Market Neutral Fund
Terence Chen	0	0	0	0	0	0
Raffaele Zingone*	0	0	0	0	2	4,936,106
Steven Lee*	0	0	0	0	0	0
Research Equity Long/Short Fund
Terance Chen	0	0	0	0	0	0
Raffaele Zingone*	0	0	0	0	2	4,936,106
Steven Lee*	0	0	0	0	0	0
Market Neutral Fund
Terance Chen*	0	0	0	0	21	540,063
Raffaele Zingone*	0	0	0	0	2	4,936,106
Steven Lee*	0	0	0	0	0	0

*	As of 10/31/13.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of October 31, 2012:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Research Market Neutral Fund
Terence Chen					X
Raffaele Zingone*		X
Steven Lee**	X
Research Equity Long/Short Fund
Terance Chen							X
Raffaele Zingone*		X
Steven Lee**	X
Market Neutral Fund
Terance Chen***					X
Raffaele Zingone****	X
Steven Lee*****	X

*	As of 2/14/14.
**	As of 2/10/14.
***	As of 10/31/13.
****	As of 2/13/14.
*****	As of 2/12/14.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE